Victory Portfolios III

Victory Growth & Income Fund

(the "Fund")

Amended and Restated Supplement dated January 23, 2024, to the

Summary Prospectus and Prospectus dated September 1, 2023, as supplemented

This amended and restated supplement supersedes the prior supplement dated January 18, 2024, to the Summary Prospectus and Prospectus dated September 1, 2023, as supplemented. Please review these matters carefully.

The Board of Trustees of Victory Portfolios III (the "Trust"), upon the recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved the addition of WestEnd Advisors, LLC, an investment franchise of the Adviser, as an additional portfolio manager to the Fund.

1.The second sentence of the second paragraph under the subheading "Investment Adviser" under the section titled "Management of the Fund" on page 5 of the Summary Prospectus and Prospectus has been revised as follows:

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Growth ("RS Growth") and WestEnd Advisors, LLC ("WestEnd") investment franchises and its Victory Solutions platform.

2.The following disclosure is added to the end of the table under the subheading "Portfolio Management" under the section titled "Management of the Fund" on page 5 of the Summary Prospectus and Prospectus:

	Title	Tenure with the Fund
Fitz Porter, CFA	Portfolio Manager	Since January 2024
Ned Durden	Portfolio Manager	Since January 2024
Ty Peebles, CFA, CPA	Portfolio Manager	Since January 2024
Jacob Buchanan, CFA	Portfolio Manager	Since January 2024

3.The following disclosure is added immediately preceding the section referencing Victory Solutions under the section titled "Additional Fund Information" on page 7 of the Prospectus:

WestEnd

WestEnd invests in individual equity securities by selecting companies within each targeted GICS® Sector held in the Victory US Large Cap 500 Index, weighted in proportion to their index weight. The Victory US Large Cap 500 index is an unmanaged market-cap weighted index that consists of the largest 500 U.S. equity securities with readily available price data. Securities are sold when a targeted GICS® Sector has been eliminated or reduced from the sector model. Securities may also be sold as a result of being reduced or eliminated from the Victory US Large Cap 500 Index.

4.The second sentence of the third paragraph under the subheading "The Investment Adviser" under the section titled Organization and Management of the Fund" on page 14 of the Prospectus has been revised as follows:

RS Investments Growth and WestEnd, Victory Capital investment franchises, and Victory Capital's Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

5.The following disclosure is added immediately preceding the section referencing Victory Solutions under the subheading "Portfolio Management" under the section titled "Organization and Management of the Fund" on page

16 of the Prospectus:

WestEnd

Fritz Porter, CFA is the Chief Investment Officer and a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. Mr. Porter has been with WestEnd since 2008. Prior to joining WestEnd, Mr. Porter held asset management and investment banking positions at Wachovia Securities, U.S. Trust, and State Street Global Advisors. Mr. Porter received his B.A. degree from Davidson College and his MBA from Duke University's Fuqua School of Business. Mr. Porter holds the Chartered Financial Analyst (CFA®) designation. He has co-managed a portion of the Fund since January 2024.

Ned Durden is the Chief Investment Strategist and a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. Mr. Durden has been with WestEnd since 2006. Before joining WestEnd, Mr. Durden was a Director at the MONY Group. Mr. Durden is a graduate of the University of Virginia, Darden School of Business (MBA) and his law degree from the University of Virginia School of Law (JD). He has co-managed a portion of the Fund since January 2024.

Ty Peebles, CFA, CPA is a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. Mr. Peebles has been with WestEnd since 2014. Prior to joining WestEnd, Mr. Peebles worked at Global Endowment management, an Outsourced Chief Investment Officer (OCIO) service to endowments and foundations and Ernst & Young LLP as a Certified Public Accountant (CPA). Mr. Peebles received his B.A in Economics from the University of North Carolina at Chapel Hill and Master of Accounting degree from the University of North Carolina's Kenan-Flagler Business School. Mr. Peebles holds the CFA designation. He has co-managed a portion of the Fund since January 2024.

Jacob Buchanan, CFA, is a Portfolio Manager at WestEnd, which became an investment franchise of the Adviser on December 31, 2021. In addition to his portfolio management responsibilities, Mr. Buchanan conducts macroeconomic and security research and analysis to support the management of all the firm's investment strategies. He entered the financial services industry in 2016 and joined WestEnd Advisors in 2018. Prior to joining WestEnd, Mr. Buchanan worked at Credit Suisse supporting the CFO of the firm's securitized products division where he was responsible for internal financial analysis and forecasting. Prior to that role, he served as an analyst supporting Credit Suisse's Global Markets trading division, conducting expense and cost savings analysis. Jacob holds the CFA designation. He is a graduate of the University of North Carolina at Chapel Hill, where he received his B.A. in Economics and studied Statistics and Operations Research.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Growth & Income Fund

Amended and Restated Supplement dated January 23, 2024,

to the Statement of Additional Information ("SAI") dated September 1, 2023, as supplemented

This amended and restated supplement supersedes the prior supplement dated January 18, 2024, to the SAI dated September 1, 2023, as supplemented. Please review these matters carefully.

1.The following disclosure is added immediately preceding the subheading "Conflicts of Interest" under the section titled "Portfolio Manager Disclosure" on page 97 of the SAI:

WestEnd

Accounts Managed

The following table sets forth other accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of December 31, 2023.

	Registered Investment		Other Pooled			Other
	Companies		Investment Vehicles		Accounts

	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
	Accounts	(In Millions)	Accounts	(In Millions)	Accounts	(In Millions)

Mr. Porter	1	$ 181.4	0	$—	99	$ 19,005.54

Mr. Durden	1	$ 181.4	0	$—	99	$ 19,005.54

Mr. Peebles	1	$ 181.4	0	$—	99	$ 19,005.54

Mr. Buchanan	0	$—	0	$—	0	$—

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of December 31, 2023.

	Registered Investment		Other Pooled			Other
	Companies		Investment Vehicles		Accounts

	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
	Accounts	(In Millions)	Accounts	(In Millions)	Accounts	(In Millions)

Mr. Porter	0	$—	0	$—	0	$—

Mr. Durden	0	$—	0	$—	0	$—

Mr. Peebles	0	$—	0	$—	0	$—

Mr. Buchanan	0	$—	0	$—	0	$—

As of December 31, 2023, no portfolio managers of WestEnd beneficially owned any shares of the Victory Growth & Income Fund.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Emerging Markets Fund

(the "Fund")

Supplement dated January 23, 2024,

to the Summary Prospectus and Prospectus dated July 1, 2023, as supplemented

The following pertains to Lazard Asset Management LLC ("Lazard"), a subadviser for the Fund.

1.Jai Jacobs is no longer a portfolio manager for the Fund. The reference to Mr. Jacobs under the Portfolio Management table found on page 5 of the Summary Prospectus and Prospectus is deleted.

2.The reference to Jai Jacobs under the heading Lazard in the Portfolio Management subsection under the section titled "Organization and Management of the Fund" found on page 17 of the Prospectus is deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Emerging Markets Fund

(the "Fund")

Supplement dated January 23, 2024,

to the Statement of Additional Information ("SAI") dated July 1, 2023, as supplemented

The following pertains to Lazard Asset Management LLC ("Lazard"), a subadviser for the Fund. Jai Jacobs is no longer a portfolio manager of the Fund.

1.All references to Jai Jacobs are hereby removed from the SAI.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.